Credit Risk - Disclosure of ECL by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Modelled ECL	£ 423	£ 803
Individually assessed	101	160
PMAs	341	414
Total ECL	865	1,377
Retail Banking
Disclosure of credit risk exposure [line items]
Modelled ECL	264	472
Individually assessed	1	3
PMAs	123	113
Total ECL	388	588
Homes
Disclosure of credit risk exposure [line items]
Modelled ECL	119	220
Individually assessed	1	3
PMAs	70	57
Total ECL	190	280
Everyday Banking
Disclosure of credit risk exposure [line items]
Modelled ECL	145	252
Individually assessed	0	0
PMAs	53	56
Total ECL	198	308
Consumer Finance
Disclosure of credit risk exposure [line items]
Modelled ECL	51	110
Individually assessed	0	0
PMAs	1	8
Total ECL	52	118
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Modelled ECL	106	195
Individually assessed	100	157
PMAs	217	251
Total ECL	423	603
Corporate Centre
Disclosure of credit risk exposure [line items]
Modelled ECL	2	0
Individually assessed	0	0
PMAs	0	35
Total ECL	£ 2	35
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Modelled ECL		26
Individually assessed		0
PMAs		7
Total ECL		£ 33